Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Aug. 16, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2013